Depreciation, Amortization and Impairment Losses - Summary of Depreciation, Amortization and Impairment Losses (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSSES
Depreciation	$ (104,287,575)	$ (111,507,897)	$ (114,203,295)
Amortization	(3,168,564)	(6,257,366)	(3,134,258)
Subtotal	(107,456,139)	(117,765,263)	(117,337,553)
Impairment loss recognized in the period’s profit or loss	(281,367,609)	(100,900)	55,494
Total depreciation, amortization and impairment losses	$ (388,823,748)	$ (117,866,163)	$ (117,282,059)